Warrant liabilities, Impact of Change in Functional Currency (Q3) (Details)						9 Months Ended		12 Months Ended
	Nov. 04, 2024 USD ($) shares	Oct. 29, 2024 USD ($)	Oct. 08, 2024 USD ($)	Aug. 01, 2024 USD ($) shares	Nov. 04, 2022 USD ($) shares	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Jul. 31, 2024 USD ($) shares	Nov. 06, 2024 $ / shares shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding (in shares) | shares								1,328,846	22,699,987
Warrant Issued (in shares) | shares					1,220,668
Derivative liability					$ 1,836,666	$ 72,500		$ 919,250
Fair value of the warrant liabilities				$ 454,571		$ (5,651,008)	$ 0
Warrants expected remaining life			2 years			4 years 5 months 26 days		8 months 12 days
Warrants exercisable (in shares) | shares											11,224
Warrants exercised price per share (in dollars per share) | $ / shares									$ 1.52	$ 1.31	$ 6.73	$ 1.31	$ 1.31	$ 1.31
Warrants exercisable period			2 years
Conversion of warrants issued			$ 7,500
Fair value of warrants exercised		$ 303,492		141,096
Consolidation ratio									0.9692
Liability Classified Warrants [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding (in shares) | shares	929,838
Fair value of the warrant liabilities	$ 0
Warrants exercisable (in shares) | shares										91,760
Warrants exercised price per share (in dollars per share) | $ / shares										$ 1.31
Fair value of warrants exercised				25,067
Equity Classified Warrants [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding (in shares) | shares	108,178
Fair value of the warrant liabilities				0
Warrant Liabilities [Member]
Warrants and Rights Note Disclosure [Abstract]
Fair value of warrants exercised						$ (303,492)
Change in fair value of warrant liabilities (exercised warrants)						$ 162,396
ASC 815 [Member]
Warrants and Rights Note Disclosure [Abstract]
Derivative liability				$ 1,382,096
ASC 718 [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding (in shares) | shares				108,178
Dividend Yield [Member]
Warrants and Rights Note Disclosure [Abstract]
Measurement input						0		0			0
Expected Volatility [Member]
Warrants and Rights Note Disclosure [Abstract]
Measurement input						0.97		1.05			0.925
Risk-free Interest Rate [Member]
Warrants and Rights Note Disclosure [Abstract]
Measurement input						0.0267		0.0349			0.0453